Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Gross operating loss carryforward	$ 74,000,000
[custom:ChangeInOwnershipPercentage-0]	50.00%
Operating loss carryforward	$ 23,673,000	$ 21,325,000
Beeline Financial Holdings Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Gross operating loss carryforward	$ 40,439,859	$ 29,536,339
Increase in valuation allowance	2,782,675
Operating loss carryforward	$ 10,160,018	$ 7,370,500
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
[custom:OperatingLossCarryforwardsYear]	20 years
[custom:OperatingLossCarryforwardsExpirationYear]	expire in 2034,
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
[custom:OperatingLossCarryforwardsYear]	15 years
O R [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		6.60%